Document and Entity Information	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Victoria's Secret & Co.
Entity Central Index Key	0001856437
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40515
Entity Tax Identification Number	86-3167653
Entity Address, Address Line One	4 Limited Parkway East
Entity Address, City or Town	Reynoldsburg,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43068
City Area Code	614
Local Phone Number	577-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	VSXY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false